SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of subsidiaries [abstract]
Consolidated summarized statement of financial position
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at June 30, 2021
Current assets	$46	$427	$2,228	$586	$3,507	$(3,805)	$2,989
Long-term assets	4,482	263	5	29,588	47,754	(33,960)	48,132
Current liabilities	42	7	39	6,975	3,268	(6,847)	3,484
Long-term liabilities	—	—	2,191	114	23,603	(2)	25,906
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	11,644	—	11,644
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,439	—	—	2,439
BEPC exchangeable shares	—	—	—	—	2,159	—	2,159
Preferred equity	—	624	—	—	—	—	624
Perpetual subordinated notes	—	—	—	340	—	—	340
Preferred limited partners' equity	1,028	—	—	1,039	—	(1,039)	1,028
As at December 31, 2020
Current assets	$44	$416	$2,173	$568	$1,770	$(3,229)	$1,742
Long-term assets	4,879	256	6	31,329	47,886	(36,376)	47,980
Current liabilities	39	7	39	6,535	2,276	(6,135)	2,761
Long-term liabilities	—	—	2,132	214	22,851	(3)	25,194
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	11,100	—	11,100
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,721	—	—	2,721
BEPC exchangeable shares	—	—	—	—	2,408	—	2,408
Preferred equity	—	609	—	—	—	—	609
Preferred limited partners' equity	1,028	—	—	1,039	—	(1,039)	1,028
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments Limited and BEP Subco Inc., collectively the "Subsidiary Credit Supporters".
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

Consolidated summarized statement of operations

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Subsidiary Credit Supporters	Other Subsidiaries(1)(2)	Consolidating adjustments(3)	Brookfield Renewable consolidated
Three months ended June 30, 2021
Revenues	$—	$—	$—	$—	$1,019	$—	$1,019
Net income (loss)	(20)	—	(4)	(262)	331	65	110
Three months ended June 30, 2020
Revenues	$—	$—	$—	$—	$942	$—	$942
Net income (loss)	(19)	—	1	28	346	(366)	(10)
Six months ended June 30, 2021
Revenues	$—	$—	$—	$—	$2,039	$—	$2,039
Net income (loss)	(72)	—	(5)	(574)	467	239	55
Six months ended June 30, 2020
Revenues	$—	$—	$—	$—	$1,991	$—	$1,991
Net income (loss)	(5)	—	1	(35)	655	(537)	79
(1)Includes investments in subsidiaries under the equity method.
(2)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Subsidiary Credit Supporters.
(3)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.